Invested assets and net new money (Detail 1) - USD ($) $ in Billions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Invested Assets And Net New Money [Line Items]
Fund assets managed by UBS		$ 358	$ 342
Discretionary assets		1,209	999
Other invested assets		2,040	1,760
Total invested assets	[1]	3,607	3,101	$ 3,262
of which: double counts		248	213
Net new money	[1]	51	59
UBS AG
Invested Assets And Net New Money [Line Items]
Fund assets managed by UBS		358	342
Discretionary assets		1,209	999
Other invested assets		2,040	1,760
Total invested assets	[1]	3,607	3,101	$ 3,262
of which: double counts		248	213
Net new money	[1]	$ 51	$ 59

[1]	Includes double counts.